Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses

The share-based compensation expense included in the determination of net earnings (loss) was:

Years ended December 31,	2024	2023

Deferred share units	$11	$(1)

Performance share units	7	-

Restricted share units	10	5

Cash performance target	1	2

Share-based compensation expense	$29	$6

Summary of Equity-Settled Share-Based Payments
(b)
Equity-Settled Share-Based Payments

	2024		2023
Years ended December 31,	Number of options	TSX CAD Weighted average exercise price	Number of options	TSX CAD Weighted average exercise price

Options outstanding, beginning of period	2,297,975	$11.12	3,089,229	$10.77

Exercised[1]	(186,314)	5.95	(217,845)	5.87

Forfeited	(118,935)	8.45	(318,840)	9.54

Expired	(466,403)	15.33	(254,569)	13.32

Options outstanding, end of period	1,526,323	$10.67	2,297,975	$11.12

Options exercisable, end of period	1,237,006	$11.54	1,589,639	$12.52

[1] The weighted average share price of options at the date of exercise for the year ended December 31, 2024, was CAD $10.42 (December 31, 2023 – CAD $8.16).

Summary of Options Outstanding and Exercisable

The following table summarizes options outstanding and exercisable at December 31, 2024:

	Options Outstanding			Options Exercisable

Range of exercise prices[1]	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price

$5.51 – $6.68	323,237	2.62	$5.51	212,730	2.62	$5.51

$6.69 – $13.07	519,320	3.32	8.53	340,510	3.17	8.89

$13.08 – $16.12	683,766	1.19	14.74	683,766	1.19	14.74

Total	1,526,323	2.22	$10.67	1,237,006	1.98	$11.54

[1] The range of exercise prices equal the weighted average market price of the Company’s shares on the five days preceding the effective date of the grant based on prices from the Toronto Stock Exchange ("TSX").

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
DSUs outstanding	Number of DSUs	Weighted average grant date fair value per unit	Number of DSUs	Weighted average grant date fair value per unit

December 31, 2023	1,560,110	$10.45	-	$-

Granted	259,563	8.66	12,711	6.24

In lieu of dividends	22,566	7.16	122	5.72

Vested	(396,062)	10.01	-	-

Forfeited	(1,220)	5.89	-	-

December 31, 2024	1,444,957	$10.20	12,833	$6.24

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

PSEs outstanding	Number of PSEs	TSX CAD Weighted average grant date fair value per unit

December 31, 2023	158,913	$12.61

Exercised	(28,770)	6.72

Expired	(27,352)	15.75

December 31, 2024	102,791	$13.42

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
PSUs outstanding	Number of PSUs	Weighted average grant date fair value per unit	Number of PSUs	Weighted average grant date fair value per unit

December 31, 2023	1,210,895	$9.40	272,729	$6.23

Granted	378,438	7.98	185,842	5.88

In lieu of dividends	15,996	7.18	3,641	5.34

Vested	(274,113)	7.67	(63,699)	5.41

Forfeited	(168,680)	7.60	(46,887)	6.24

December 31, 2024	1,162,536	$9.58	351,626	$6.18

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

		TSX CAD		NYSE USD
RSUs outstanding	Number of RSUs	Weighted average grant date fair value per unit	Number of RSUs	Weighted average grant date fair value per unit

December 31, 2023	1,773,592	$6.79	728,591	$6.24

Granted	958,680	7.99	689,027	5.88

In lieu of dividends	23,403	7.19	10,664	5.38

Vested	(831,454)	8.11	(275,857)	5.80

Forfeited	(171,629)	7.24	(122,038)	6.14

December 31, 2024	1,752,592	$6.78	1,030,387	$6.12